Convertible Promissory Notes (Details) - Schedule of convertible promissory notes (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Convertible Promissory Notes Abstract
Debenture (in Dollars)		$ 6
Convertible debenture	6.00%	10.00%
Debenture		12.00%